COSTS OF SERVICES AND GENERAL AND ADMINISTRATIVE COSTS - Summary of Auditor's Remuneration (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Information About Operating Cost [line items]
Audit-related services	£ 1.0	£ 1.0	£ 1.0
Fees payable to the auditors pursuant to legislation	47.0	48.0	40.0
Total other fees	2.0	2.0	2.0
Total fees	49.0	50.0	42.0
Pwc
Disclosure Of Information About Operating Cost [line items]
Other assurance services	1.0	0.0	0.0
Deloitte
Disclosure Of Information About Operating Cost [line items]
Other assurance services	0.0	1.0	1.0
WPP plc
Disclosure Of Information About Operating Cost [line items]
Audit-related services	22.0	22.0	10.0
WPP plc | Pwc
Disclosure Of Information About Operating Cost [line items]
Audit-related services	3.8
Subsidiaries
Disclosure Of Information About Operating Cost [line items]
Audit-related services	£ 25.0	£ 26.0	£ 30.0